SCHEDULE OF AGGREGATE FUTURE MINIMUM RENTAL PAYMENTS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Leases
12 months ended December 31, 2024	$ 401,688	$ 446,002
12 months ended December 31, 2025	166,196	185,540
12 months ended June 30, 2027	37,156
Total undiscounted lease payments	605,040	631,542
Less: Imputed interest	(21,923)	(19,475)
Present value of lease liabilities	583,117	612,067
Operating lease liabilities - Current	384,817	429,687
Operating lease liabilities - Non-current	$ 198,300	$ 182,380